Taxes (Details)	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 SGD ($)	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2024 USD ($)
Taxes [Line Items]
Statutory income tax rate	25.00%	25.00%	25.00%	25.00%
Applicable tax rate of statutory amount | $		$ 10,000
Taxable income are exempted from income tax	¥ 937,000	$ 190,000
Local tax policies	5 years	5 years
Net operating loss carry forwards	¥ 863,708,298				$ 120,153,066
VAT Percentage	6.00%	6.00%
Enterprise Income Tax [Member]
Taxes [Line Items]
Enterprise income tax rate	25.00%	25.00%
High and New Technology Enterprises [Member]
Taxes [Line Items]
Enterprise income tax rate	15.00%	15.00%
Hong Kong [Member]
Taxes [Line Items]
Statutory income tax rate	16.50%	16.50%
Singapore [Member]
Taxes [Line Items]
Statutory income tax rate	17.00%	17.00%
Income tax rate	75.00%	75.00%
Applicable tax rate of statutory amount | ¥	¥ 49,000
Taxable income percentage	50.00%	50.00%
GST rate	7.00%	7.00%
China [Member]
Taxes [Line Items]
Statutory income tax rate	10.00%	10.00%
Reduced income tax	12.50%	12.50%
VAT Percentage	13.00%	13.00%
Guangdong Provence [Member]
Taxes [Line Items]
Income tax reduced rate	15.00%	15.00%
Hainan Provence [Member]
Taxes [Line Items]
Income tax reduced rate	15.00%	15.00%